United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___12/31/2005___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		_12/31/2005__


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6895   148529 SH       SOLE                   148529
American Intl Group            COM              026874107      230     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100     6292    79786 SH       SOLE                    79786
Applied Materials Inc          COM              038222105     2743   152875 SH       SOLE                   152875
BP PLC - Sp ADR                COM              055622104      324     5045 SH       SOLE                     5045
Bank of America                COM              060505104      594    12879 SH       SOLE                    12879
Beacon Roofing Supply Inc.     COM              073685109     3444   119860 SH       SOLE                   119860
Best Buy Company               COM              086516101     5985   137649 SH       SOLE                   137649
Bright Horizons Family Solutio COM              109195107     5277   142420 SH       SOLE                   142420
Cass Info Systems, Inc.        COM              14808p109      398    12000 SH       SOLE                    12000
Cathay General Bancorp         COM              149150104     4645   129240 SH       SOLE                   129240
Cisco Systems Inc              COM              17275R102      353    20600 SH       SOLE                    20600
Coca Cola                      COM              191216100      246     6100 SH       SOLE                     6100
Cognizant Tech Solutions-A     COM              192446102     4216    83865 SH       SOLE                    83865
Dentsply International         COM              249030107     4700    87545 SH       SOLE                    87545
Express Scripts                COM              302182100    10391   123997 SH       SOLE                   123997
Exxon/Mobil Corp               COM              30231G102      278     4944 SH       SOLE                     4944
Fiserv Inc                     COM              337738108     5151   119035 SH       SOLE                   119035
Garmin LTD                     COM              g37260109     3700    55765 SH       SOLE                    55765
General Elec                   COM              369604103      830    23676 SH       SOLE                    23676
Hanmi Financial Corporation    COM              410495105     4282   239780 SH       SOLE                   239780
Hibbett Sporting Goods Inc.    COM              428565105     5441   191056 SH       SOLE                   191056
ITT Industries                 COM              450911102     5109    49685 SH       SOLE                    49685
Intl Game Technology           COM              459902102     2692    87450 SH       SOLE                    87450
Kirby Corp.                    COM              497266106     2752    52745 SH       SOLE                    52745
L-3 Comm Holdings              COM              502424104     4934    66360 SH       SOLE                    66360
Leucadia Natl                  COM              527288104      382     8041 SH       SOLE                     8041
Logitech Intl - Sp ADR         COM              541419107     5249   112225 SH       SOLE                   112225
Lowe's Companies               COM              548661107     4671    70065 SH       SOLE                    70065
Microsoft Corp                 COM              594918104      510    19496 SH       SOLE                    19496
Monster Worldwide              COM              611742107     5702   139678 SH       SOLE                   139678
Oshkosh Truck Corp             COM              688239201     7276   163175 SH       SOLE                   163175
Qualcomm Inc                   COM              747525103     5277   122498 SH       SOLE                   122498
Respironics Inc                COM              761230101     2068    55775 SH       SOLE                    55775
Royal Dutch Pete               COM              780257705      240     3905 SH       SOLE                     3905
SCP Pool Corp                  COM              784028102     5356   143911 SH       SOLE                   143911
SEI Investments Company        COM              784117103     4461   120560 SH       SOLE                   120560
Target Corp                    COM              87612E106     3169    57644 SH       SOLE                    57644
Teva Pharm Ind-SP ADR          COM              881624209     8749   203414 SH       SOLE                   203414
Tractor Supply                 COM              892356106     6540   123540 SH       SOLE                   123540
Watsco Inc                     COM              942622200     2353    39345 SH       SOLE                    39345
Williams-Sonoma Inc            COM              969904101     3801    88080 SH       SOLE                    88080
XTO Energy Inc                 COM              98385x106     5220   118798 SH       SOLE                   118798
Yahoo                          COM              984332106     5677   144898 SH       SOLE                   144898
eBay Inc.                      COM              278642103     2673    61845 SH       SOLE                    61845